Provisions	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Provisions

NOTE 16 — PROVISIONS

	December 31, 2017
	Balance at beginning of year	Additions	Deductions (used)	Deductions (unused)	Unwinding of the discount	Others(a)	Balance at end of period
	(In millions of US$)
Provisions for restructuring costs	37.0	28.0	(29.0)	(3.5)	—	0.1	32.6
Provisions for onerous contracts	64.6	2.1	(92.6)	(0.5)	0.2	42.4	16.2
Provisions for litigations	0.8	0.7	(0.6)	(0.1)	—	0.1	0.9
Other provisions related to contracts	7.7	3.2	(0.4)	(1.6)	—	(0.7)	8.2
Provisions for demobilization costs	0.6	0.7	(0.9)	—	—	—	0.4

Total current provisions	110.7	34.7	(123.5)	(5.7)	0.2	41.9	58.3

Provisions for cash-settled share-based payment arrangements (see note 15)	0.2	—	—	(0.2)	—	0.1	0.1
Retirement indemnity provisions	59.5	4.2	(2.1)	—	—	1.1	62.7
Provisions for tax contingencies	7.2	1.7	(0.7)	—	—	0.1	8.3
Provisions for onerous contracts	70.4	7.2	—	—	0.6	(60.0)	18.2
Customers Guarantee provisions	2.2	1.7	(2.4)	—	—	0.3	1.8
Provisions for customs and other contingencies	22.6	8.8	(0.4)	—	—	(0.5)	30.5

Total non-current provisions	162.1	23.6	(5.6)	(0.2)	0.6	(58.9)	121.6

Total provisions	272.8	58.3	(129.1)	(5.9)	0.8	(17.0)	179.9

(a)	Includes the effects of exchange rates changes, variations in scope (see note 2), reclassification, and gain (loss) on actuarial changes.

Provision for restructuring costs

In 2017, the provisions for restructuring costs mainly include professional fees linked to the US Chapter 11 and French Safeguard procedures (see note 21).

In 2016, we used part of the provisions for restructuring costs as part of our Group transformation plan.

Provision for onerous contract (short term and long term)

In 2017, we used and recognized additional provisions for onerous contracts (see note 21).

In 2016, we used and recognized additional provisions for onerous contracts, taking into account the slower than initially anticipated recovery pace, as part of our marine fleet downsizing plan (see note 21).

Customers Guarantee provisions

It corresponds to the warranty given by Sercel to external clients.

Retirement indemnity provisions

The Group main defined benefit pension plans are in France and in the UK.

In addition, a supplemental pension and retirement plan was implemented in December 2004 for the members of the Group’s Management Committee and members of the Management Board of Sercel Holding. No contribution was paid in 2016 and 2017. A contribution amounting to US$8.3 million was paid in 2015.

The Group records retirement indemnity provisions based on the following actuarial assumptions:

•	historical staff turnover and standard mortality schedule;

•	age of retirement between 60 and 66 years old in France;

•	actuarial rate and average rate of increase in future compensation;

•	taxes on supplemental pension and retirement plan;

As of December 31, 2017, the net liability for these plans amounted to US$62.7 million.

The status of the retirement indemnity plans is as follows:

	December 31,
	2017	2016	2015
	(In millions of US$)
Amount recognized in the statement of financial position
Present value of the obligation(a)	152.4	138.9	139.1
Fair value of plan assets	(89.7)	(79.4)	(81.2)

Deficit (surplus) of funded plans	62.7	59.5	57.9
Net liability (asset) recognized in the statement of financial position	62.7	59.5	57.9
Amounts recognized in the income statement
Service cost	3.1	4.4	5.7
Interest cost (income)	1.1	1.3	1.2
Effects of curtailments/settlements	—	(5.7)	(6.9)
Payroll tax	—	—	—

Net periodic expense (profit)	4.2	—	—
Movements in the net liability recognized in the statement of financial position
Net liability at January 1	59.5	57.9	73.9
Expense as above	4.2	—	—
Actuarial (gains)/losses recognized in other comprehensive income(b)	(6.0)	9.2	3.8
Contributions paid	(0.3)	(1.4)	(10.0)
Benefits paid by the Company	(1.8)	(1.5)	(3.0)
Consolidation scope entries and changes in exchange rates	7.1	(4.7)	(6.8)
Other	—	—	—

Net liability at December 31	62.7	59.5	57.9
Change in benefit obligation
Benefit obligation at January 1	138.9	139.1	155.2
Payroll tax adjustment	—	—	—
Current service cost	3.1	4.4	5.7
Contributions paid	—	0.3	0.4
Interest cost	3.3	4.0	4.2
Past service cost	—	—	—
Benefits paid from plan	(5.7)	(2.8)	(12.9)
Actuarial (gains)/losses recognized in other comprehensive income	(2.2)	19.2	4.3
Effects of curtailments/settlements	—	(5.7)	(6.9)
Consolidation scope entries and changes in exchange rates	15.0	(19.6)	(10.9)
Other	—	—	—

Benefit obligation at December 31	152.4	138.9	139.1
Change in plan assets
Fair value of plan assets at January 1	79.4	81.2	81.3
Interest income	2.2	2.7	3.0
Contributions paid	0.3	1.7	10.4
Benefits paid from plan	(3.9)	(1.3)	(9.9)
Actuarial gains/(losses) recognized in other comprehensive income	3.8	10.0	0.5
Effects of curtailments/settlements	—	—	—
Consolidation scope entries and changes in exchange rate	7.9	(14.9)	(4.1)
Other	—	—	—

Fair value of plan assets at December 31(c)	89.7	79.4	81.2
Key assumptions used in estimating the Group’s retirement obligations are:
Discount rate(d)	1.50%	1.50%	2.00%
Average rate of increase in future compensation(e)	2.42%	2.41%	2.84%

(a)

In 2017 the obligation amounts to US$152.4 million of which US$33.2 million for defined benefit plans not covered (US$29.3 million in 2016 and US$29.1 million in 2015).The average duration of the defined benefit plan obligation at the end of the reporting period is 17.6 in 2017, 19.0 years in 2016 and 20.3 years in 2015.

(b)	Other comprehensive income

Cumulative actuarial losses recognized in other comprehensive income amount to US$16.2 million as of December 31, 2017.

Changes in the defined benefit obligation and fair value of plan assets are, as follows:

	December 31,
	2017	2016	2015
	(In millions of US$)
Amount recognized in the other comprehensive income
Experience adjustment	3.2	(2.4)	3.1
Actuarial changes arising from changes in demographic assumptions	(2.2)	0.8	(1.7)
Actuarial changes arising from changes in financial assumptions	(3.2)	20.8	2.9
Return on plan assets (excluding amounts included in net interest expense)	(3.8)	(10.0)	(0.5)

Sub-total included in the other comprehensive income	(6.0)	9.2	3.8

(c)	Plan assets

The major categories of plan assets as a percentage of the fair value of total plan assets are as follows:

	December 31,
	2017	2016	2015
Equity securities	51%	49%	51%
Debt securities	18%	18%	19%
Real estate	7%	7%	7%
Other	24%	26%	23%

(d)	Discount rate

The discount rate for entities belonging to the “euro zone” is 1.50%. The discount rate is determined by reference to the yield on private investment grade bonds (AA), using the Iboxx index.

The discount rate used for the United Kingdom is 2.70%.

An increase of 0.25bps of the discount rate would decrease the defined benefit plan (“DBO”) by US$6.4 million, and a decrease of the discount rate of 0.25bps would increase the DBO by US$6.8 million.

A variation of 0.25bps of the discount rate would have no significant impacts on Service Cost and on Interest Cost (calculated impact is within US$0.1 million).

(e)	Increase in future compensation

An increase of 0.25bps of the average rate would increase the future compensation by US$1.3 million, and a decrease of the average rate of 0.25bps would decrease the future compensation by US$1.3 million.

A variation of 0.25bps of the average rate would have no significant impacts on Service Cost and on Interest Cost (calculated impact is within US$0.1 million).